Overview: (Tables)	12 Months Ended
Dec. 31, 2019
Statement
Schedule of additional acquisition of Airplan

	May 25,
	2018

Consideration paid for the non-controlling interest	Ps.	213,469
Carrying value of the non-controlling interest		(327,003)

Difference recognized in stockholders’ equity	Ps.	(113,534)

Schedule of Aerostar and its significant non-controlling interest

	Year ended
	December 31,
	2018		2019
Condensed statement of financial position

Cash and cash equivalents	Ps.	868,095	Ps.	698,466
Restricted cash and cash equivalents		47,332		165,622
Other current assets		175,479		133,992

Total current assets		1,090,906		998,080

Financial liabilities:
Current liabilities		(640,785)		(672,943)

Working capital		450,121		325,137

Land, furniture and equipment		174,450		160,186
Intangible assets, airport concessions - Net		13,587,071		12,956,965
Other long-term assets		544		16,759
Long-term debt		(7,282,269)		(6,799,941)
Accounts payable to the Company		(1,152,805)		(372,798)
Other long-term liabilities		(21,608)		(19,783)
Deferred income tax - Net		(330,999)		(371,984)

Shareholders’ equity	Ps.	5,424,505	Ps.	5,894,541

	Year ended
	December 31,
	2017		2018		2019
Condensed statements of comprehensive income

Revenue	Ps.	1,497,557	Ps.	3,025,267	Ps.	3,306,149
Operating cost and expenses		(1,186,028)		(2,098,323)		(2,270,055)
Other income				134,637		204,074
Comprehensive financial cost - Net		(295,803)		(538,268)		(485,037)
Deferred income tax		(28,679)		(62,252)		(55,781)

Net (loss) income for the year		(12,953)		461,061		699,350
Foreign currency translation		254,110		(5,772)		(229,314)

Total comprehensive income for the year	Ps.	241,157	Ps.	455,289	Ps.	470,036

Aerostar
Statement
Schedule of consideration

	May 30,
	2017

Cash paid	Ps.	726,628
Previous benefit acquired by departure of the previous shareholder		848,923

Consideration on May 26, 2017		1,575,551
Fair value of share capital held in Aerostar prior to the business combination		7,877,756
Non-controlling interest at the business combination date		6,302,205
Total purchase consideration	Ps.	15,755,512

Schedule of net assets under business combinations

	Fair value
Assets

CURRENT:
Cash and cash equivalents	Ps.	543,242
Restricted cash and cash equivalents		16,989
Other current assets		142,410

Current assets		702,641

NON-CURRENT:
Land, furniture and equipment		135,929
Intangible assets, airport concessions - Net		19,308,402

Total non-current assets		19,444,331

Total assets	Ps.	20,146,972

Liabilities

CURRENT:
Current liabilities	Ps.	647,896

NON-CURRENT:
Long-term debt		8,254,620
Deferred income tax		808,894
Other non-current liabilities		286,315

Total non-current liabilities		9,349,829

Total liabilities		9,997,725

Net assets acquired under the business combination		10,149,247

Total purchase consideration		15,755,512

Goodwill at the acquisition date (Note 8.1)	Ps.	(5,606,265)

Airplan
Statement
Schedule of consideration

	October 19,
	2017

Consideration paid on October 19, 2017	Ps.	3,789,797
Non-controlling interest at the combination date		310,827

Total purchase consideration	Ps.	4,100,624

Schedule of net assets under business combinations

	Fair
	value
Assets

CURRENT:
Cash and cash equivalents	Ps.	37,716
Other current assets		189,372

Current assets		227,088

NON-CURRENT:
Land, furniture and equipment		3,400
Intangible assets, airport concessions - Net		7,232,588

Total non-current assets		7,235,988

Total assets	Ps.	7,463,076

Liabilities

CURRENT:
Current liabilities	Ps.	551,000

NON-CURRENT:
Bank loans		3,424,897
Deferred income tax		861,483
Other non-current liabilities		27

Total non-current liabilities		4,286,407

Total liabilities		4,837,407

Net assets acquired under the business combination		2,625,669

Total consideration		4,100,624

Goodwill at acquisition date (Note 8.1)	Ps.	(1,474,955)